Notes and Loan Payable (Line of Credit and Term Loan Narrative) (Details) $ in Millions	Jul. 06, 2022 USD ($)	Sep. 30, 2016 USD ($) banks
Term Loan
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 300
September 30, 2016 Credit Agreement
Line of Credit Facility [Line Items]
Credit agreement, number of banks in the agreement | banks		6
September 30, 2016 Credit Agreement | 2016 Line of Credit
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity		$ 150
September 30, 2016 Credit Agreement | Term Loan
Line of Credit Facility [Line Items]
Debt instrument, face amount		$ 100